Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 69,411	$ 65,386
Holdbacks	791	363
Accrued trade receivables	71,933	16,556
Contract receivables, included in accounts receivable	142,135	82,305
Other receivables	23,935	15,550
Total accounts receivable	166,070	97,855
Contract assets	4,135	35,027
Total	$ 170,205	$ 132,882